Loans Payable - Shareholders (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 22, 2015
Interest Expense, Debt			$ 3,000,000
Liability Related To Stock Options and Warrants	$ 5,081,335	$ 7,662,808
Interest Expense, Total	0	0	3,053,948
Financing Interest Expense			23,000,000
Interest Expense, Other			3,000,000
Shareholder [Member]
Interest Expense, Total	$ 0	$ 0	3,053,948
RPC Pharma Ltd [Member]
Short-term Debt, Total				$ 3,000,000	$ 3,000,000
Percentage Of Shares Outstanding				15.00%	15.00%
Liability Related To Stock Options and Warrants			$ 26,000,000
Stockholders' Equity Attributable to Noncontrolling Interest					$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				15.00%	15.00%